Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, ₨ in Billions, $ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€) item	Mar. 31, 2023 EUR (€) item	Mar. 31, 2023 USD ($) item	Mar. 31, 2023 INR (₨) item	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)
Contingent liabilities and legal proceedings - Conti
Amount committed to contribute					€ 140
OXG Glasfaser GmbH
Contingent liabilities and legal proceedings - Conti
Joint venture ownership interest		50.00%
OXG Glasfaser GmbH | Altice Luxembourg S.A
Contingent liabilities and legal proceedings - Conti
Joint venture ownership interest	50.00%
Amount committed to contribute	€ 950	€ 950
Performance bonds
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	504	€ 504			430
Other contingent liabilities | Vodafone Hutchison Australia Pty Limited
Contingent liabilities and legal proceedings - Conti
Joint venture ownership interest		50.00%
Loan facility covered under guarantee by group company | $			$ 3.5			$ 3.5
Other contingent liabilities | Indus Towers Limited [Member]
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts | ₨							₨ 42.5
Other guarantees
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	2,877	€ 2,877			2,436
Probable cash outflow under the payment mechanism		267
Other guarantees | Indus Towers Limited [Member]
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	476	476		₨ 42.5	€ 504
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security	114	114
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,420	€ 1,420
Number of guarantees under pension scheme | item	2	2	2	2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,420	€ 1,420
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 114	€ 114